Consolidated Statements of Changes In Equity Parenthetical (Details)	Dec. 31, 2017 shares	May 22, 2017 shares	May 21, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Statement of changes in equity [abstract]
Reverse stock split ratio		3
Shares outstanding (in shares)	1,019,916,787	1,020,000,000	3,058,000,000	1,019,496,143	552,270,378